Total Net Investment Result - Summary Of Results From Financial Transactions (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]
Non-insurance [member]
Results From Financial Transactions [Line Items]
Fair value gains and losses derivatives	€ (3)	€ 1
Fair value changes of financial assets at FVPL	2,259	1,980
Other	(4)	6
Results from financial transactions	2,252	1,987
Insurance contracts issued [member]
Results From Financial Transactions [Line Items]
Fair value gains and losses derivatives	154	79
Fair value changes of financial assets at FVPL	5,121	3,760
Other	43	(24)
Results from financial transactions	€ 5,318	€ 3,814

[1]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.